SUBSIDIARIES - Schedule Of Non-Controlling Interests In Subsidiaries With Significant Non-Controlling Interests (Details)	Dec. 31, 2018	Dec. 31, 2017
Brookfield Property Partners L.P. (“BPY”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	46.20%	30.60%
Brookfield Renewable Partners L.P. (“BEP”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	39.50%	39.80%
Brookfield Infrastructure Partners L.P. (“BIP”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	70.50%	70.10%
Brookfield Business Partners L.P. (“BBU”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	32.00%	32.00%